UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 165.8%
Long-Term Municipal Bonds - 164.1%
Alabama - 6.3%
Huntsville Hlth Care Auth (Huntsville Hosp Sys) (Prerefunded) Series 02B 5.75%, 6/01/32	$6,000	$6,760,920
Jefferson Cnty Ltd Oblig Sch Warrants Series 04A 5.25%, 1/01/18 - 1/01/23	3,100	3,324,554
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded) FGIC Series 02 5.00%, 2/01/41	1,535	1,681,270
Jefferson Cnty Swr Rev (Prerefunded) FGIC Series 99A 5.375%, 2/01/36	2,905	3,031,629
Jefferson Cnty Wtr & Swr Rev (Prerefunded) FGIC Series 02B 5.00%, 2/01/41	2,465	2,710,835
Marshall Cnty Hlth Care Auth (Marshall Cnty Med Ctr) Series 02A 5.75%, 1/01/32	2,500	2,572,875
Series 02D 5.75%, 1/01/32	3,000	3,080,910
Montgomery Spl Care Fac Fin Auth (Baptist Hlth) Series 04C 5.125%, 11/15/24	1,500	1,517,430
Montgomery Spl Care Fac Fin Auth (Baptist Hlth) (Prerefunded) Series 04C 5.25%, 11/15/29	1,810	2,053,264

		26,733,687

Alaska - 3.9%
Alaska Intl Arpt Rev MBIA Series 03B 5.00%, 10/01/26	2,000	2,053,340
Alaska Muni Bond Bank Auth MBIA Series 04G 5.00%, 2/15/24 (a)	1,345	1,398,127
5.00%, 2/15/22	1,585	1,661,349
Alaska Muni Bond Bank Auth (Prerefunded) MBIA Series 03E 5.25%, 12/01/26	3,000	3,399,120
Anchorage Wastewtr Rev MBIA Series 04 5.125%, 5/01/29	3,050	3,436,466
Four Dam Pool Alaska Series 04 5.25%, 7/01/25	2,195	2,258,567
Four Dam Pool Elec Rev Series 04 5.00%, 7/01/24	1,035	1,056,549
5.25%, 7/01/26	1,385	1,414,362

		16,677,880

Arizona - 1.7%
Arizona Cap Fac Fin Corp Student Hsg Rev (Arizona St Univ Proj) Series 00 6.25%, 9/01/32	1,550	1,571,127
Phoenix Civic Impr Corp. Wastewtr Sys Rev MBIA Series 04 5.00%, 7/01/23	1,250	1,313,487
Salt Verde Financial Corp. 5.25%, 12/01/22 - 12/01/23	4,150	4,219,223

		7,103,837

Arkansas - 0.7%
Arkansas Dev Fin Auth SFMR (Mtg Rev) GNMA/ FNMA Series 02A 5.30%, 7/01/34	3,130	3,158,577

California - 8.4%
California St GO 5.00%, 2/01/32	2,450	2,465,166
Series 04 5.00%, 2/01/33	1,100	1,106,281
California St GO (Unrefunded) 5.25%, 4/01/30	20	20,531

Chula Vista IDR (San Diego Gas) Series 96A 5.30%, 7/01/21	4,000	4,200,600
Coachella Valley USD MBIA Series 03 5.00%, 9/01/31	1,000	1,025,360
Golden St Tobacco Securitization Corp. (Prerefunded) RADIAN Series 03 5.50%, 6/01/43	2,250	2,532,938
XLCA Series 03B 5.50%, 6/01/33	3,000	3,377,250
Hartnell Comnty Coll (Prerefunded) MBIA Series 03A 5.00%, 8/01/27	1,155	1,290,920
La Quinta Fin Auth Loc Agy AMBAC Series 04A 5.25%, 9/01/24	2,000	2,126,540
Los Angeles Comnty Redev Agy Series 04L 5.00%, 3/01/18	1,715	1,759,693
Los Angeles Regl Arpts (Laxfuel Corp) AMT AMBAC Series 01 5.50%, 1/01/32	9,500	9,720,210
Pomona COP AMBAC Series 03 5.50%, 6/01/34	3,000	3,216,900
San Rafael Elem Sch Dist FSA Series 03A 5.00%, 8/01/28	2,820	2,924,255

		35,766,644

Colorado - 5.1%
Avon Hsg Auth MFHR (Buffalo Ridge II Proj) AMT GNMA Series 02A 5.70%, 10/20/43	4,950	5,043,505
Colorado Ed & Cultural Fac Auth (Knowledge Quest Charter Sch) Series 05 6.50%, 5/01/36	500	492,750
Colorado Hlth Fac Auth (Evangelical Lutheran Proj) 5.25%, 6/01/23	1,725	1,785,996
Colorado Hlth Fac Auth (Evangelical Lutheran Proj) 5.25%, 6/01/19	700	744,555
Colorado Hlth Fac Auth (Parkview Med Ctr) Series 04 5.00%, 9/01/25	2,560	2,545,101

Colorado Toll Rev (Hwy E-470) (Prerefunded) Series 00 Zero Coupon, 9/01/35	10,000	1,423,300
Denver City & Cnty MFHR (Clyburn Stapleton Proj) AMT GNMA Series 02 5.50%, 12/20/43	2,155	2,174,007
Northwest Metro Dist No. 3 GO 6.125%, 12/01/25	1,000	904,030
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax) Series 05 5.25%, 12/01/25	3,000	2,952,030
5.50%, 12/01/30	890	879,667
Todd Creek Farms Metro Dist No 1 6.125%, 12/01/22	1,970	1,887,536
Series 04 6.125%, 12/01/19	1,180	1,144,411

		21,976,888

District Of Columbia - 2.8%
Dist of Columbia Conv Ctr AMBAC 5.00%, 10/01/26	8,500	8,397,915
Dist of Columbia Spl Tax Rev (Gallery Place Proj) FSA Series 02 5.40%, 7/01/31	3,500	3,647,175

		12,045,090

Florida - 16.6%
Beacon Tradeport CDD Series 02B 7.25%, 5/01/33	4,930	5,065,674
Brevard Cnty HFA SFMR (Mtg Rev) AMT GNMA Series 02C 5.40%, 3/01/33	680	683,515
Collier Cnty CFD (Fiddler’s Creek) Series 02A 6.875%, 5/01/33	2,910	2,936,888
Series 02B 6.625%, 5/01/33	2,185	2,175,430
Dade Cnty Arpt Rev (Miami Int’l Arpt) AMT FGIC Series 02 5.375%, 10/01/32	6,040	6,112,601

Florida Ed & Athletic Fac (FSU Finl Assist) AMBAC Series 02 5.00%, 10/01/31	5,000	5,082,650
Florida Hsg Fin Corp MFHR (Westminster Apts) AMT FSA Series 02E-1 5.40%, 4/01/42	3,000	3,027,510
Florida Hsg Fin Corp Rev MFHR (Westlake Apts) AMT FSA Series 02-D1 5.40%, 3/01/42	8,780	8,862,883
Hamal CDD (Hamal) (Prerefunded) Series 01 6.75%, 5/01/31	2,460	2,800,120
Lee Cnty Arpt Rev (Southwest Fl Int’l) AMT FSA Series 00A 5.75%, 10/01/22 - 10/01/25	9,500	9,916,745
Lee Cnty Hlth Fac Auth Rev (Shell Point) (Prerefunded) Series 99A 5.50%, 11/15/29	6,170	6,572,099
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr) Series 04 6.75%, 11/15/24	4,000	4,124,200
Miami-Dade Cnty Spl Oblig MBIA Series 04B 5.00%, 4/01/24	4,000	4,167,360
Midtown Miami CDD Series 04A 6.00%, 5/01/24	2,500	2,358,725
Miromar Lakes CDD Series 00A 7.25%, 5/01/12	1,185	1,198,841
Orange Cnty Hosp Rev (Orlando Regl) (Prerefunded) Series 02 5.75%, 12/01/32	2,800	3,168,704
Pinellas Cnty HFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 02A 5.40%, 3/01/32	695	697,231
Univ of Central Florida Athletics Assoc, Inc. FGIC Series 04A 5.125%, 10/01/24	1,325	1,377,496

Village CDD Series 03A 6.00%, 5/01/22	745	767,544

		71,096,216

Georgia - 1.5%
Cartersville Dev Auth AMT (Anheuser Busch Proj) Series 02 5.95%, 2/01/32	2,510	2,582,464
Georgia HFA SFMR (Mtg Rev) AMT Series 02A-02 5.60%, 12/01/32	3,790	3,953,046

		6,535,510

Hawaii - 1.1%
Hawaii St Dept of Budget & Fin Spl Purpose Rev (Elec Co & Subsidiary Prog) XLCA Series 03B 5.00%, 12/01/22	4,500	4,612,635

Illinois - 18.2%
Bolingbrook GO (Prerefunded) FGIC Series 02A 5.375%, 1/01/38	5,000	5,515,900
Chicago (Prerefunded) FSA Series 2004 5.00%, 1/01/25	1,785	1,988,080
Chicago (Unrefunded) FSA Series 2004 5.00%, 1/01/25	380	395,941
Chicago Arpt Rev (O’Hare Int’l Arpt) XLCA Series 03B-1 5.25%, 1/01/34	4,860	4,926,193
Chicago Arpt Rev (O’Hare Int’l Arpt) AMT MBIA 5.375%, 1/01/32	15,000	15,217,800
Chicago GO (Prerefunded) FGIC Series 00C 5.50%, 1/01/40	9,135	9,905,994
Chicago GO (Unrefunded) FGIC Series 00C 5.50%, 1/01/40	5,450	5,804,032
Chicago Hsg Agy SFMR (Mortgage Rev) AMT GNMA/ FNMA Series 02B 6.00%, 10/01/33 (b)	510	539,799

Chicago Incr Alloc 7.46%, 2/15/26	1,900	1,961,465
Chicago Parking Rev (Lakefront Millenium) (Prerefunded) MBIA Series 98 5.125%, 1/01/28	8,600	9,015,982
Chicago Sales Tax Rev FGIC Series 98 5.25%, 1/01/28	5,710	5,872,335
Cook Cnty Sch Dist FSA Series 04 5.00%, 12/01/20 (c)	2,000	2,153,500
Gilberts Spl Svc Area No 15 Spl Tax (Gilberts Town Ctr Proj) Series 03 6.00%, 3/01/28	2,766	2,617,908
Hampshire Spl Svc Area No 14 5.80%, 3/01/26	1,845	1,729,208
Illinois Fin Auth (Loyola Univ Chicago) XLCA Series 04A 5.00%, 7/01/24	1,495	1,555,548
Illinois Fin Auth (Illinois Inst of Technology) Series 06A 5.00%, 4/01/31	1,250	1,190,625
Manhattan (No 04-1 Brookstone Springs Proj) Series 05 5.875%, 3/01/28	1,863	1,777,470
Metro Pier & Expo Auth (McCormick Place) MBIA Series 02A 5.25%, 6/15/42	5,500	5,707,515

		77,875,295

Indiana - 4.5%
Hendricks Cnty Bldg Fac Corp. Series 04 5.50%, 7/15/21	1,045	1,138,370
Hendricks Cnty Bldg Fac Corp. (First Mtg) Series 04 5.50%, 7/15/22	1,105	1,198,505
Indiana Bd Bk Rev FSA Series 04B 5.00%, 2/01/21	1,100	1,163,459
Indiana Dev Fin Auth (Inland Steel) Series 97 5.75%, 10/01/11	2,925	2,968,963

Indiana HFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 02 5.55%, 7/01/32	1,735	1,754,970
Indianapolis Pub Impr Bond Bank (Prerefunded) MBIA Series 2A 5.25%, 7/01/33	10,000	11,082,900

		19,307,167

Iowa - 0.2%
Coralville Urban Rev Tax Incr Series 07C 5.00%, 6/01/18	260	268,991
Iowa Fin Auth SFMR (Mtg Rev) AMT GNMA/ FNMA Series 02 5.40%, 7/01/32	390	392,157

		661,148

Kansas - 0.3%
Lenexa Hlth Care Fac (Lakeview Village Inc.) 5.25%, 5/15/22	1,395	1,340,693

Louisiana - 5.3%
Calcasieu Parish SFMR (Mtg Rev) GNMA/ FNMA Series 02A 6.05%, 4/01/33 (b)	315	324,585
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A 5.25%, 7/15/16 - 7/15/17	4,020	4,501,154
Louisiana HFA SFMR (Mtg Rev) Amt GNMA/ FNMA Series 02C 5.60%, 6/01/33 (b)	1,095	1,097,354
Louisiana St Agriculture Fin Auth Series 2007 5.25%, 9/15/17	4,270	4,366,801
New Orleans GO MBIA 5.25%, 12/01/20	1,000	1,086,690
MBIA Series 05 5.00%, 12/01/29	2,700	2,761,209
RADIAN 5.00%, 12/01/22	5,875	5,951,963
New Orleans Ltd. Tax MBIA 5.00%, 3/01/18 (d)	2,285	2,466,817

		22,556,573

Massachusetts - 4.8%
Massachusetts Hlth & Ed Fac Hosp Rev (Berkshire Hlth Sys) RADIAN Series 01E 5.70%, 10/01/25	2,000	2,054,700
Massachusetts Hlth & Ed Fac Hosp Rev (Cape Cod Hlthcare) RADIAN Series 01C 5.25%, 11/15/31	2,100	2,071,755
Massachusetts Hlth & Ed Fac Hosp Rev (New England Med Ctr) MBIA Series 94 6.13%, 7/01/18 (e)	2,900	2,951,214
Massachusetts Hsg Fin Agy (Rental Rev) AMBAC Series 95E 6.00%, 7/01/41	1,740	1,786,893
Massachusetts Hsg Fin Agy MFHR (Rental Rev) AMT MBIA Series 00H 6.65%, 7/01/41	540	561,665
Massachusetts St GO (Prerefunded) Series 02C 5.25%, 11/01/30	6,530	7,241,248
Massachusetts St GO (Refunded) Series 02C 5.25%, 11/01/30	3,470	3,847,952

		20,515,427

Michigan - 6.1%
Detroit Swr Disp MBIA 5.25%, 7/01/22	5,000	5,420,450
Detroit Tax Incr (Diamler/Chrysler Assembly Plant) Series 98A 5.50%, 5/01/21	1,605	1,481,463
Kent Hosp Fin Auth (Metro Hosp Proj) Series 05A 5.75%, 7/01/25	1,080	1,098,144
Michigan Hosp Fin Auth (Trinity Hlth) Series 00A 6.00%, 12/01/27	3,000	3,157,290
Michigan Strategic Fund (Detroit Edison) AMT XLCA Series 02C 5.45%, 12/15/32	5,000	5,202,800

Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev Ref Series 05 5.125%, 11/01/23	2,140	2,034,391
Saginaw Hosp Fin Auth (Covenant Med Ctr) Series 00F 6.50%, 7/01/30	7,185	7,553,160

		25,947,698

Minnesota - 0.5%
Shakopee Hlth Care Fac (St. Francis Regl Med Ctr) Series 04 5.10%, 9/01/25	1,200	1,187,604
St. Paul Hsg & Redev Auth (Hltheast Proj) Series 05 6.00%, 11/15/25	1,000	1,016,650

		2,204,254

Mississippi - 1.2%
Adams Cnty PCR (Int’l Paper Co) AMT Series 99 6.25%, 9/01/23	1,000	1,016,530
Gulfport Hosp Fac Rev (Mem Hosp at Gulfport Proj) Series 01A 5.75%, 7/01/31	4,000	4,061,400

		5,077,930

Missouri - 0.4%
Missouri SFMR (Mtg Rev) AMT GNMA/ FNMA Series 02A-1 5.58%, 9/01/32 (b)	1,095	1,136,019
Riverside IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	600	549,942

		1,685,961

Nevada - 10.6%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj) RADIAN Series 03A 5.00%, 9/01/23	4,700	4,738,446
Clark Cnty Arpt Rev (Prerefunded) FGIC Series 01B 5.25%, 7/01/34	11,920	13,007,939
Nevada Dept Bus & Indl (Las Vegas Monorail Proj) AMBAC Series 00 5.625%, 1/01/32	6,720	6,182,064

Reno Cap Impr Rev (Prerefunded) FGIC Series 02 5.375%, 6/01/32	4,710	5,234,788
Reno Cap Impr Rev (Unrefunded) FGIC Series 02 5.375%, 6/01/32	2,790	2,966,914
Truckee Meadows Wtr Auth (Prerefunded) FSA Series 01A 5.25%, 7/01/34	12,000	13,095,240

		45,225,391

New Hampshire - 1.3%
New Hampshire Hlth & Ed Fac (Covenant Med Ctr) Series 04 5.375%, 7/01/24	820	842,058
New Hampshire Hlth & Ed Fac (Covenant Med Ctr) Series 02 6.125%, 7/01/31	4,200	4,762,506

		5,604,564

New Jersey - 1.8%
Morris-Union Jointure Commn COP RADIAN Series 04 5.00%, 5/01/24	7,185	7,152,811
New Jersey EDA (Sch Fac Constr) Series 05 5.25%, 3/01/25	500	534,345

		7,687,156

New Mexico - 1.4%
Dona Ana Cnty Tax Rev AMBAC Series 03 5.25%, 5/01/25	500	523,945
Univ of New Mexico FSA Series 04 5.00%, 1/01/24 - 7/01/24	5,430	5,665,336

		6,189,281

New York - 1.9%
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA 5.75%, 5/01/24	810	903,612
New York City GO Series 04G 5.00%, 12/01/23	1,600	1,659,776
Series 04I 5.00%, 8/01/21	3,300	3,454,308

New York St HFA (Eco Dev & Hsg) FGIC Series 05A 5.00%, 9/15/25	300	312,921
Ulster Cnty IDA 6.00%, 9/15/27	1,775	1,727,039

		8,057,656

North Carolina - 1.6%
Charlotte NC Arpt Rev MBIA Series 04A 5.25%, 7/01/24	2,895	3,069,047
North Carolina Eastern Muni Pwr Agy Pwr Sys Rev AMBAC Series 05A 5.25%, 1/01/20	3,500	3,803,765

		6,872,812

North Dakota - 1.1%
North Dakota HFA SFMR (Mtg Rev) AMT Series 02 5.65%, 1/01/34	1,115	1,128,190
North Dakota HFA SFMR (Mtg Rev) AMT Series 98E 5.25%, 1/01/30	1,630	1,638,020
Ward Cnty Hlth Care Fac (Trinity Hlth) 5.125%, 7/01/18 - 7/01/20	2,075	2,085,274

		4,851,484

Ohio - 3.5%
Cleveland Cuyahoga Port Auth Series 01 7.35%, 12/01/31	5,000	5,139,350
Cuyahoga Cnty Hosp Fac Rev (Univ Hosp Hlth) Series 00 7.50%, 1/01/30	2,400	2,524,344
Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj) RADIAN Series 03 5.00%, 6/15/22 - 6/15/24	5,210	5,226,298
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A 7.125%, 8/01/25	1,840	1,891,777

		14,781,769

Oregon - 1.1%
Forest Grove Rev (Ref & Campus Impt Pacific Proj A) RADIAN Series 05A 5.00%, 5/01/28	4,760	4,676,414

Pennsylvania - 4.0%
Alleghany Cnty IDA (Residential Reserves Inc Proj) 5.00%, 9/01/21	500	486,535
Allegheny Cnty Dev Auth Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/28	4,800	4,116,768
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty) 6.00%, 2/01/21	875	880,442
Pennsylvania EDA (30th St Station ) AMT ACA Series 02 5.875%, 6/01/33	4,100	4,096,925
Pennsylvania Trpk Transp Rev (Prerefunded) AMBAC Series 01 5.00%, 7/15/41	2,000	2,186,540
Philadelphia Auth IDR (Leadership Learning Partners) Series 05A 5.25%, 7/01/24	1,150	1,048,363
Philadelphia Gas Wks Rev ASSURED GTY Series 04A-1 5.25%, 9/01/19 - 8/01/21	3,045	3,278,246
Wilkes-Barre Fin Auth (Wilkes Univ Proj) 5.00%, 3/01/22	990	997,148

		17,090,967

Puerto Rico - 2.3%
Puerto Rico Comwlth GO (Pub Impr) 5.25%, 7/01/23	2,625	2,716,796
Series 01A 5.50%, 7/01/19	1,705	1,866,890
Series 03A 5.25%, 7/01/23	500	512,010
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	1,000	1,074,190
Puerto Rico Pub Bldg Auth Series N 5.50%, 7/01/22	3,370	3,583,422

		9,753,308

Rhode Island - 1.6%
Rhode Island Hlth & Ed Bldg Corp Rev (Times2 Academy) Series 04 5.00%, 12/15/24	5,845	5,919,115
Rhode Island Hlth & Ed Bldg Corp Rev (Univ of Rhode Island) AMBAC Series 04A 5.50%, 9/15/24	1,000	1,085,130

		7,004,245

South Carolina - 2.5%
Charleston Cnty Sch Dist 5.25%, 12/01/30	2,000	2,051,420
Dorchester Cnty Sch Dist No 2 ASSURED GTY 5.00%, 12/01/29	1,600	1,644,704
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj) ASSURED GTY Series 05 5.00%, 12/01/27	5,450	5,613,173
Series 05 5.00%, 12/01/30	550	510,510
Scago Ed Fac Corp. for Calhoun Sch Dist RADIAN 5.00%, 12/01/21	1,000	1,019,220

		10,839,027

Tennessee - 4.9%
Johnson City Hlth & Ed Fac Hosp Rev (First Mtg - MTN Sts Hlth) Series 06A 5.50%, 7/01/31	2,140	2,103,941
Sullivan Cnty Hlth Ed 5.00%, 9/01/22	1,760	1,756,322
Sullivan Cnty Hlth Ed (Wellmont Hlth Sys Proj) 5.25%, 9/01/26	725	724,115
Tennessee Ed Loan Rev (Educational Funding of South) AMT Series 97A 6.20%, 12/01/21	8,985	8,999,825
Tennessee Energy Acquisition Corp Series 2006A 5.25%, 9/01/21 - 9/01/22	7,000	7,167,950

		20,752,153

Texas - 22.1%
Bexar Cnty Hlth Fac Dev Corp Rev 5.00%, 7/01/27	525	489,158
Bexar Cnty Hsg Fin Corp MFHR (Doral Club & Sutton House Apts) MBIA Series 01A 5.55%, 10/01/36	14,625	14,986,969
Camino Real Regl Mobility Auth Series 2008 5.00%, 2/15/22	480	487,397

Series 2008 5.00%, 8/15/21	1,210	1,231,042
Dallas Arpt Rev (Fort Worth Intl Arpt) AMT MBIA Series 03A 5.25%, 11/01/25	2,000	2,025,520
Dallas-Fort Worth Arpt Rev (Int’l Arpt) FGIC Series 01 5.50%, 11/01/35	6,500	6,567,145
Frisco GO FGIC 5.00%, 2/15/23	3,220	3,398,452
Garza Cnty Pub Fac Corp. 5.50%, 10/01/19	865	895,059
Gulf Coast Waste Disp Auth (Anheuser-Busch Proj) AMT Series 02 5.90%, 4/01/36	9,000	9,378,630
Harris Cnty (Flood Ctl) Series 03B 5.00%, 10/01/23	4,000	4,181,920
Harris Cnty Toll Road Rev FSA Series 02 5.125%, 8/15/32	7,500	8,293,800
Hidalgo Cnty Hlth Svc (Mission Hosp Inc Proj) Series 05 5.00%, 8/15/14 - 8/15/19	1,090	1,111,259
Houston Area Wtr Corp. FGIC Series 02 5.125%, 3/01/32	7,000	7,684,320
Lewisville Combination Contract (Spl Assmt Cap Impt Dist No 2) ACA Series 05 6.00%, 10/01/25	1,100	1,089,275
Lower Colorado River Auth Texas Auth (Prerefunded) MBIA Series 2002 5.00%, 5/15/31	30	33,278
Lower Colorado River Texas Auth (Unrefunded) MBIA Series 2002 5.00%, 5/15/31	1,460	1,484,251
Lower Colorado River Auth (Prerefunded) AMBAC Series 03 5.25%, 5/15/25	125	140,184
MBIA Series 02A 5.00%, 5/15/31	10	11,093

Lower Colorado River Auth (Unrefunded) AMBAC Series 03 5.25%, 5/15/25	1,675	1,749,303
Matagorda Cnty Rev (Centerpoint Energy Houston Elec LLC) Series 04 5.60%, 3/01/27 (b)	2,000	2,026,680
McAllen Wtr & Swr Rev FSA 5.25%, 2/01/21 - 2/01/22	3,215	3,487,483
Richardson Hosp Auth (Richardson Regl Med Ctr) FSA Series 04 5.875%, 12/01/24	3,465	3,549,442
Richardson Hosp Auth Rev (Richardson Regl Med Ctr) Series 04 6.00%, 12/01/19	2,745	2,879,121
San Antonio Arpt Rev AMT FGIC Series 02A 5.25%, 7/01/27	5,250	5,340,457
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj) Series 04 5.25%, 9/01/28	1,000	993,740
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj) Series 04 5.25%, 9/01/33	1,250	1,222,412
Texas St GO AMT Series 02A 5.50%, 8/01/41	9,470	9,882,229

		94,619,619

Utah - 0.8%
Davis Cnty Sales Tax Rev AMBAC Series 03B 5.25%, 10/01/23	2,005	2,121,390
Utah Hsg Corp MFHR (Bluffs Apts Proj) AMT GNMA Series 02A 5.60%, 7/20/30	1,480	1,517,873

		3,639,263

Virginia - 2.0%
Fauquier Cnty IDA Hosp Rev (Fauquier Hospital) Asset Gty RADIAN Series 02 5.25%, 10/01/31	8,500	8,508,840

Washington - 3.6%
King Cnty Swr Rev FSA Series 02A 5.25%, 1/01/32	3,000	3,095,880
Seattle Hsg Auth Rev MFHR (Wisteria Ct Proj) GNMA Series 03 5.20%, 10/20/28	1,475	1,503,954
Twenty-Fifth Ave Ppty (Univ of Washington) MBIA Series 02 5.25%, 6/01/33	9,750	10,033,725
Washington Hlth Care Fac Auth RADIAN 6.24%, 7/01/38 (b)	600	600,000

		15,233,559

Wisconsin - 6.4%
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence Proj) FHLB Series 05 5.00%, 7/01/25	1,000	1,006,720
Series 05 5.00%, 7/01/20	1,785	1,853,134
Wisconsin Hlth & Ed Fac Hosp Rev (Ministry Hlth Care) MBIA Series 02A 5.25%, 2/15/32	13,615	14,057,351
Wisconsin Hsg Auth SFMR (Mtg Rev) AMT MBIA 5.60%, 5/01/33	4,880	4,980,870
Series 02A 5.50%, 9/01/32	1,530	1,546,019
Wisconsin St GO Series 03 5.00%, 11/01/26	3,700	3,729,082

		27,173,176

Total Long-Term Municipal Bonds (cost $678,558,654)		701,439,794

Short-Term Municipal Notes - 1.7%
Kentucky - 0.4%
Christian Cnty 1.90%, 8/01/37 (f)	2,000	2,000,000

Nevada - 0.6%
Clark Cnty Sch Dist FSA Series 01A 1.70%, 6/15/21 (f)	2,500	2,500,000

Tennessee - 0.7%
Chattanooga Hlth Ed & Hsg Fac Brd 1.90%, 6/01/28 (f)	2,900	2,900,000

Total Short-Term Municipal Notes (cost $7,400,000)	7,400,000

Total Investments - 165.8% (cost $685,958,654)	708,839,794
Other assets less liabilities - 0.9%	3,616,025
Preferred Stock at redemption value - (66.7)%	(285,000,000)

Net Assets Applicable to Common Shareholders - 100.0% (g)	$427,455,819

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (h)	$7,100	2/20/08	MMD +	MMD	++	$187,944
Merrill Lynch	95,000	9/06/09	3.375%	BMA	*	(1,745,809)
Merrill Lynch	3,000	7/30/26	4.090%	BMA	*	(177,974)
Merrill Lynch	6,500	8/09/26	4.063%	BMA	*	(368,711)
Merrill Lynch	7,100	11/15/26	4.378%	BMA	*	(690,530)

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	60	March 2008	$6,603,525	$6,780,000	$(176,475)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Variable rate coupon, rate shown as of January 31, 2008.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $69,956.

(e)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

(h)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Fund held 59% of total investments in insured bonds (of this amount 28% represents the Fund’s holding in pre-refunded bonds).

Glossary:
ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
MTN	-	Medium Term Note
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2008